Net Loss per Share	9 Months Ended
Sep. 30, 2013
Net Loss per Share
Net Loss per Share

11. Net Loss per Share

        Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period, less the weighted-average unvested common stock subject to repurchase or forfeiture as they are not deemed to be issued for accounting purposes. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including preferred stock, stock options, RSUs and employee stock purchase plan, to the extent they are dilutive.

        The following table sets forth the computation of the Company's basic and diluted net loss per share of common stock under the two-class method attributable to common stockholders during the years ended December 31, 2010, 2011, 2012 and the nine months ended September 30, 2012 and 2013:

	Year ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
	(in thousands, except per share data)
				(unaudited)
Numerator:
Net loss	$(11,817)	$(22,606)	$(34,385)	$(26,349)	$(31,865)

Denominator:
Weighted-average common shares outstanding	2,338	2,489	2,934	2,901	20,320
Less: Weighted-average unvested common shares subject to repurchase or forfeiture	(366)	(215)	(128)	(159)	(176)

Weighted-average shares used in computing net loss per share of common stock, basic and diluted	1,972	2,274	2,806	2,742	20,144

Net loss per share of common stock, basic and diluted	$(5.99)	$(9.94)	$(12.26)	$(9.61)	$(1.58)

        The Company applied the two-class method to calculate its basic and diluted net loss per share of common stock, as its convertible preferred stock and common stock subject to repurchase are participating securities. The two-class method is an earnings allocation formula that treats a participating security as having rights to earnings that otherwise would have been available to common shareholders. However, the two-class method does not impact the net loss per share of common stock as the Company was in a loss position for each of the periods presented, and preferred shareholders and holders of common stock subject to repurchase do not have to participate in losses.

        Additionally, since the Company was in a loss position for each of the periods presented, diluted net loss per share is the same as basic net loss per share for each period as the inclusion of all potential common shares outstanding would have been anti-dilutive. Potentially dilutive securities that were excluded from the diluted per share calculation because they would have been antidilutive were as follows:

	Year Ended December 31,			Nine Months Ended September 30,
	2010	2011	2012	2012	2013
				(unaudited)
Convertible preferred stock	21,245,808	25,033,684	25,876,142	25,876,142	—
Stock options to purchase common stock	2,350,977	4,587,344	6,581,481	6,659,464	7,359,661
Employee stock purchase plan	—	—	—	—	257,194
Common stock held in escrow	—	—	11,872	11,872	—
Common stock subject to repurchase	349,684	226,688	148,060	106,971	157,580
Restricted stock units	—	—	328,466	320,219	422,894

	23,946,469	29,847,716	32,946,021	32,974,668	8,197,329